Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
ActivePassive Core Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ActivePassive Core Bond ETF NAV
Average Annual Return, Percent	7.02%	3.67%
ActivePassive Intermediate Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ActivePassive Intermediate Municipal Bond ETF NAV
Average Annual Return, Percent	4.47%	1.83%
ActivePassive International Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ActivePassive International Equity ETF NAV
Average Annual Return, Percent	18.90%	15.69%
ActivePassive U.S. Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ActivePassive U.S. Equity ETF NAV
Average Annual Return, Percent	27.08%	29.29%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ActivePassive Core Bond ETF Market
Average Annual Return, Percent	7.05%	3.82%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Total Return Bond Index
Average Annual Return, Percent	7.30%	3.75%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ActivePassive Intermediate Municipal Bond ETF Market
Average Annual Return, Percent	4.63%	1.95%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	3.79%
Bloomberg Muni 1-10 Year Blend Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Muni 1-10 Year Blend Total Return Index
Average Annual Return, Percent	4.74%	3.04%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ActivePassive International Equity ETF Market
Average Annual Return, Percent	18.93%	15.75%
S&P Global BMI TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global BMI TR
Average Annual Return, Percent	22.97%	22.61%
S&P Classic ADR Composite Index (USD) NTR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Classic ADR Composite Index (USD) NTR
Average Annual Return, Percent	18.73%	14.66%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ActivePassive U.S. Equity ETF Market
Average Annual Return, Percent	26.73%	29.17%
CRSP US Total Market Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Total Market Total Return Index
Average Annual Return, Percent	26.17%	28.24%